Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
Summary of Detailed Information about Prepaid Expenses

	2025	2024
Prepaid taxes	$12,242	$19,293
Prepaid commissions	3,858	3,186
Prepaid insurance	400	462
Prepaid to supplier	44,143	28,222
	$60,643	$51,163
Current	$55,209	$42,926
Non-current	5,434	8,237
	$60,643	$51,163